Summary of Investments Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2017
Summary of Investments Other Than Investments in Related Parties

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

SCHEDULE I—SUMMARY OF INVESTMENTS

OTHER THAN INVESTMENTS IN RELATED PARTIES

DECEMBER 31, 2017

($ in thousands)	Cost/ amortized cost	Fair value	Amount at which shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$115,747	$128,052	$128,052
States, municipalities and political subdivisions	615,231	729,333	729,333
Foreign governments	166,043	179,765	179,765
Public utilities	648,182	722,099	722,099
All other corporate bonds	2,921,833	3,073,632	3,073,632
Asset-backed securities	41,725	41,808	41,808
Residential mortgage-backed securities	20,666	21,955	21,955
Commercial mortgage-backed securities	11,855	11,408	11,408
Redeemable preferred stocks	8,726	9,673	9,673

Total fixed maturities	4,550,008	$4,917,725	4,917,725

Equity securities:
Common stocks:
Public utilities	4,015	$4,553	4,553
Banks, trusts and insurance companies	25,323	32,263	32,263
Industrial, miscellaneous and all other	120,903	155,736	155,736
Nonredeemable preferred stocks	1,922	1,981	1,981

Total equity securities	152,163	$194,533	194,533

Mortgage loans on real estate (none acquired in satisfaction of debt)	629,142	$655,601	629,142

Policy loans	39,589		39,589
Derivative instruments	3,106	$3,106	3,106

Limited partnership interests	363,237		363,237
Short-term investments	88,799	$88,786	88,786

Total investments	$5,826,044		$6,236,118